Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated July 2, 2007

to the Institutional Shares

Prospectus dated September 28, 2006

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 2, 2007 the disclosure under the sub-section entitled “Limited Maturity Bond Fund and Total Return Bond Fund” under the section entitled “Management of the Funds” on page 80 is replaced with the following:

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy. Each team member has designated research and sector coverage responsibilities and the team makes collective decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Brian L. Gevry, James R. Shirak and David M. Dirk comprise the portfolio management team for each of the funds. The team has managed the Limited Maturity Bond and Total Return Bond Funds since 2003.

•	Mr. Gevry, CFA, is the Chief Executive Officer and Co-Chief Investment Officer and has been with Boyd Watterson and its predecessors since 1991.

•	Mr. Shirak is an Executive Vice President and the Lead Fixed Income Strategist and has been with Boyd Watterson since 2000. He has 43 years of investment experience.

•	Mr. Dirk, CFA, is a Vice President and a Senior Strategist and has been with Boyd Watterson and its predecessors since 1996.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated July 2, 2007

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2006

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 2, 2007 the disclosure under the sub-section entitled “Limited Maturity Bond Fund and Total Return Bond Fund” under the section entitled “Management of the Funds” on page 65 is replaced with the following:

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy. Each team member has designated research and sector coverage responsibilities and the team makes collective decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Brian L. Gevry, James R. Shirak and David M. Dirk comprise the portfolio management team for each of the funds. The team has managed the Limited Maturity Bond and Total Return Bond Funds since 2003.

•	Mr. Gevry, CFA, is the Chief Executive Officer and Co-Chief Investment Officer and has been with Boyd Watterson and its predecessors since 1991.

•	Mr. Shirak is an Executive Vice President and the Lead Fixed Income Strategist and has been with Boyd Watterson since 2000. He has 43 years of investment experience.

•	Mr. Dirk, CFA, is a Vice President and a Senior Strategist and has been with Boyd Watterson and its predecessors since 1996.